General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses (Note 5)	€ (4,407,998)	€ (3,434,343)	€ (7,678,193)	€ (6,735,927)
Professional fees	(2,155,727)	(1,294,705)	(3,332,956)	(2,177,175)
Facilities, communication & office expenses	(1,466,955)	(1,419,334)	(3,147,222)	(2,910,607)
Accounting, tax and auditing fees	(850,599)	(537,961)	(2,104,685)	(897,314)
Consulting fees	(732,951)	(126,447)	(859,476)	(304,316)
Travel expenses	(399,111)	(455,717)	(1,023,140)	(778,450)
Other expenses	(1,300,726)	(504,923)	(2,967,238)	(1,301,237)
Total	€ (11,314,067)	€ (7,773,430)	€ (21,112,910)	€ (15,105,026)